UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Steven I. Koszalka

American Funds Inflation Linked Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2018
unaudited
Bonds, notes & other debt instruments 98.30% U.S. Treasury bonds & notes 91.99% U.S. Treasury inflation-protected securities 91.97%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.875% 2019[1]	$32,099	$32,501
U.S. Treasury Inflation-Protected Security 1.375% 2020[1]	30,296	30,533
U.S. Treasury Inflation-Protected Security 0.125% 2021[1]	30,832	30,267
U.S. Treasury Inflation-Protected Security 0.625% 2021[1,2]	106,209	106,229
U.S. Treasury Inflation-Protected Security 1.125% 2021[1]	40,316	40,654
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	265,656	259,276
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	106,431	104,205
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	33,858	33,195
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	32,695	31,847
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	29,234	28,859
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	304,329	302,546
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	303,925	294,475
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	103,671	103,084
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	263,941	255,694
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	468,903	458,677
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	31,347	34,493
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	132,452	126,339
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	174,444	172,662
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	132,033	143,633
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	209,667	202,720
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	201,896	195,446
U.S. Treasury Inflation-Protected Security 2.375% 2027[1]	190,171	214,559
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	305,985	252,669
U.S. Treasury Inflation-Protected Security 0.75% 2028[1]	50,191	50,134
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	73,369	79,580
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,347	2,737
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	52,461	65,080
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	50,052	62,576
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	55,756	53,918
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	10,960	10,280
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	70,384	77,779
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	119,846	115,252
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	49,817	50,861
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	213,674	211,671
U.S. Treasury Inflation-Protected Security 1.00% 2048[1]	115,529	95,082
		4,329,513
U.S. Treasury 0.02%
U.S. Treasury 1.875% 2019	1,000	991
Total U.S. Treasury bonds & notes		4,330,504
Corporate bonds & notes 3.26% Energy 1.14%
Energy Transfer Partners, LP 5.40% 2047	13,155	12,909
Energy Transfer Partners, LP 6.00% 2048[3]	10,000	10,651
Kinder Morgan, Inc. 5.20% 2048	8,630	8,630
American Funds Inflation Linked Bond Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
MPLX LP 4.00% 2028	$2,430	$2,350
MPLX LP 4.70% 2048	10,000	9,381
Petróleos Mexicanos 5.375% 2022	3,765	3,857
Petróleos Mexicanos 7.47% 2026	MXN30	1
Petróleos Mexicanos 6.35% 2048[4]	$3,940	3,516
Sabine Pass Liquefaction, LLC 4.20% 2028	2,225	2,167
		53,462
Consumer staples 0.77%
Anheuser-Busch InBev NV 4.60% 2048	12,000	11,834
British American Tobacco PLC 4.54% 2047[4]	10,000	9,261
Keurig Dr. Pepper Inc. 4.057% 2023[4]	10,650	10,721
Keurig Dr. Pepper Inc. 5.085% 2048[4]	4,291	4,375
		36,191
Utilities 0.64%
Consumers Energy Co. 4.05% 2048	8,570	8,663
FirstEnergy Corp. 3.90% 2027	4,725	4,649
FirstEnergy Corp. 4.85% 2047	4,890	5,034
Great Plains Energy Inc. 4.20% 2048	2,425	2,372
Mississippi Power Co. 4.25% 2042	1,660	1,566
Virginia Electric and Power Co. 3.80% 2028	7,925	8,019
		30,303
Industrials 0.28%
General Dynamics Corp. 3.75% 2028	8,650	8,785
United Technologies Corp. 4.45% 2038[3]	1,770	1,764
United Technologies Corp. 4.625% 2048[3]	2,420	2,453
		13,002
Health care 0.24%
Becton, Dickinson and Co. 3.70% 2027	11,810	11,330
Telecommunication services 0.15%
Verizon Communications Inc. 4.50% 2033	7,000	6,925
Consumer discretionary 0.04%
Boston University 4.061% 2048[3]	2,075	2,112
Total corporate bonds & notes		153,325
Bonds & notes of governments & government agencies outside the U.S. 2.68%
Colombia (Republic of) 5.00% 2045	600	605
European Stability Mechanism 2.125% 2022[4]	40,000	38,714
Italy (Republic of) 2.00% 2028	€17,800	18,661
Japan, Series 18, 0.10% 2024[1]	¥2,227,400	20,799
Japan, Series 20, 0.10% 2025[1]	4,292,500	40,275
Saudi Arabia (Kingdom of) 5.00% 2049[4]	$2,865	2,841
South Africa (Republic of), Series R-197, 5.50% 2023[1]	ZAR717	55
Uruguay (Oriental Republic of) 8.50% 2028	UYU172,200	4,361
		126,311
American Funds Inflation Linked Bond Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Municipals 0.25% California 0.25%	Principal amount (000)	Value (000)
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2031	$1,000	$1,162
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2032	2,140	2,478
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2033	2,250	2,597
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2034	2,365	2,720
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2035	2,485	2,850
Total municipals		11,807
Asset-backed obligations 0.12%
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.835% 2023[3,5]	4,139	4,220
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.465% 2025[3,5]	1,497	1,473
		5,693
Total bonds, notes & other debt instruments (cost: $4,678,481,000)		4,627,640
Short-term securities 1.11%
Colgate-Palmolive Co. 1.90% due 9/10/2018[4]	15,000	14,992
Nordea Bank AB 1.90% due 9/4/2018[4]	37,200	37,192
Total short-term securities (cost: $52,187,000)		52,184
Total investment securities 99.41% (cost: $4,730,668,000)		4,679,824
Other assets less liabilities 0.59%		27,594
Net assets 100.00%		$4,707,418
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 8/31/2018[7] (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
90 Day Euro Dollar Futures	Short	5,145	June 2019	$(1,286,250)	$(1,249,463)	$(816)
90 Day Euro Dollar Futures	Long	5,921	December 2021	1,480,250	1,437,101	1,106
2 Year U.S. Treasury Note Futures	Long	3,623	January 2019	724,600	765,755	145
5 Year Euro-Bobl Futures	Short	92	December 2018	(9,200)	(14,054)	(4)
5 Year U.S. Treasury Note Futures	Long	11,198	January 2019	1,119,800	1,269,836	656
10 Year Euro-Bund Futures	Long	614	December 2018	61,400	114,588	56
10 Year U.S. Treasury Note Futures	Long	757	December 2018	75,700	91,041	(54)
10 Year Ultra U.S. Treasury Note Futures	Long	200	December 2018	20,000	25,609	10
20 Year U.S. Treasury Bond Futures	Short	476	December 2018	(47,600)	(68,648)	63
30 Year Ultra U.S. Treasury Bond Futures	Short	3,429	December 2018	(342,900)	(546,283)	850
						$2,012
American Funds Inflation Linked Bond Fund — Page 3 of 9

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 8/31/2018 (000)
Purchases (000)	Sales (000)
EUR16,967	GBP15,175	Bank of New York Mellon	9/6/2018	$25
USD352	EUR300	Goldman Sachs	9/6/2018	4
GBP15,204	EUR17,000	Bank of New York Mellon	9/6/2018	(25)
USD21,210	EUR18,100	Citibank	9/7/2018	190
JPY2,471,000	USD22,285	Citibank	9/7/2018	(36)
EUR19,600	USD22,917	Bank of America, N.A.	9/7/2018	(155)
USD23,253	NOK190,475	Citibank	9/10/2018	531
NOK190,475	USD22,587	Citibank	9/10/2018	135
GBP17,580	USD22,801	Citibank	9/10/2018	(1)
USD17,471	KRW19,489,550	JPMorgan Chase	9/10/2018	(41)
USD15,957	SEK141,975	Morgan Stanley	9/12/2018	418
JPY2,110,000	USD19,017	Morgan Stanley	9/12/2018	(11)
USD33,192	MXN623,275	Citibank	9/14/2018	643
EUR13,800	USD15,801	Citibank	9/14/2018	234
CAD20,129	USD15,418	Citibank	9/14/2018	11
USD16,045	EUR13,800	Citibank	9/14/2018	11
GBP675	USD869	Bank of America, N.A.	9/14/2018	6
JPY698,429	USD6,310	Bank of America, N.A.	9/14/2018	(18)
MXN78,709	USD4,126	Morgan Stanley	9/17/2018	(18)
EUR13,250	USD15,147	Citibank	9/20/2018	256
AUD28,577	USD20,794	Bank of America, N.A.	9/20/2018	(251)
USD34,914	EUR30,650	Morgan Stanley	9/20/2018	(716)
JPY2,299,460	USD20,736	Goldman Sachs	9/26/2018	(3)
USD20,806	BRL85,100	Citibank	9/26/2018	(26)
MXN109,932	USD5,834	Goldman Sachs	9/26/2018	(104)
EUR10,050	USD11,744	Goldman Sachs	9/28/2018	(55)
USD10,087	AUD13,900	Bank of America, N.A.	10/4/2018	94
CAD6,035	USD4,623	Morgan Stanley	10/4/2018	4
USD16,864	KRW18,834,000	Goldman Sachs	10/4/2018	(69)
USD21,302	COP63,616,000	Goldman Sachs	10/5/2018	459
USD22,901	MXN434,000	Citibank	10/5/2018	312
				$1,804
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
1.54375%	3-month Canada BA	9/1/2018	C$530,000	$(7)	$—	$(7)
1.76625%	3-month Canada BA	9/25/2018	322,350	5	—	5
1.9475%	U.S. EFFR	9/26/2018	$13,860,000	255	—	255
1.7725%	3-month Canada BA	9/26/2018	C$322,650	6	—	6
1.882%	U.S. EFFR	9/26/2018	$626,700	(17)	—	(17)
1.8975%	U.S. EFFR	9/26/2018	1,649,000	(27)	—	(27)
7.49%	28-day MXN-TIIE	1/21/2019	MXN3,040,000	(432)	—	(432)
7.46%	28-day MXN-TIIE	1/24/2019	1,725,000	(261)	—	(261)
U.S. EFFR	2.385%	5/1/2019	$10,074,730	656	—	656
American Funds Inflation Linked Bond Fund — Page 4 of 9

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,454,000	$(390)	$—	$(390)
1.962%	3-month Canada BA	6/27/2019	C$454,000	(511)	—	(511)
U.S. EFFR	2.552%	7/31/2019	$7,223,775	(165)	—	(165)
(0.223)%	EONIA	2/1/2020	€207,000	380	—	380
(0.122)%	6-month EURIBOR	2/1/2020	207,000	315	—	315
(0.2305)%	EONIA	2/2/2020	408,000	698	—	698
7.14%	28-day MXN-TIIE	4/29/2020	MXN1,633,150	(1,312)	—	(1,312)
7.84%	28-day MXN-TIIE	5/8/2020	792,185	(180)	—	(180)
7.87%	28-day MXN-TIIE	5/8/2020	1,452,815	(293)	—	(293)
6.78%	28-day MXN-TIIE	7/6/2020	777,690	(926)	—	(926)
2.533%	U.S. EFFR	8/9/2020	$692,740	320	—	320
3-month USD-LIBOR	2.865%	8/9/2020	692,740	(609)	—	(609)
3-month USD-LIBOR	2.8025%	8/15/2020	497,660	129	—	129
2.495%	U.S. EFFR	8/15/2020	497,659	(143)	—	(143)
6.99%	28-day MXN-TIIE	6/17/2022	MXN480,000	(815)	—	(815)
2.5775%	U.S. EFFR	7/16/2022	$867,869	255	—	255
2.80%	3-month USD-LIBOR	9/2/2022	280,000	(606)	—	(606)
2.75%	3-month USD-LIBOR	9/2/2022	280,000	(864)	—	(864)
1.9275%	U.S. EFFR	12/6/2022	585,000	(14,139)	—	(14,139)
2.5815%	U.S. EFFR	5/25/2023	362,000	786	—	786
1.5675%	3-month USD-LIBOR	8/17/2023	270,000	(6,363)	—	(6,363)
2.319%	3-month USD-LIBOR	6/15/2025	340,000	(8,956)	—	(8,956)
2.905%	3-month USD-LIBOR	6/21/2025	180,640	289	—	289
2.344%	3-month USD-LIBOR	9/25/2025	449,000	(11,208)	—	(11,208)
6-month JPY-LIBOR	0.228%	2/8/2026	¥4,250,000	67	—	67
28-day MXN-TIIE	8.11%	1/11/2027	MXN800,000	19	—	19
28-day MXN-TIIE	8.135%	1/14/2027	453,000	(26)	—	(26)
0.8153%	6-month EURIBOR	4/28/2027	€53,000	442	—	442
3-month SEK-STIBOR	1.125%	4/28/2027	SKr505,000	(692)	—	(692)
28-day MXN-TIIE	7.625%	5/20/2027	MXN385,000	666	—	666
0.8518%	6-month EURIBOR	8/21/2027	€23,000	202	—	202
3-month SEK-STIBOR	1.215%	8/21/2027	SKr220,000	(422)	—	(422)
U.S. EFFR	2.045%	11/2/2027	$290,000	11,688	—	11,688
2.925%	3-month USD-LIBOR	2/1/2028	56,200	(76)	—	(76)
2.91%	3-month USD-LIBOR	2/1/2028	70,300	(139)	—	(139)
2.908%	3-month USD-LIBOR	2/1/2028	70,300	(145)	—	(145)
2.92%	3-month USD-LIBOR	2/2/2028	53,200	(84)	—	(84)
3-month USD-LIBOR	2.494%	6/15/2030	180,000	7,221	—	7,221
3-month USD-LIBOR	2.97125%	9/2/2030	57,050	14	—	14
3-month USD-LIBOR	3.005%	9/2/2030	57,050	(147)	—	(147)
3-month USD-LIBOR	2.507%	9/25/2030	239,000	9,303	—	9,303
3-month USD-LIBOR	1.83%	8/17/2031	58,000	5,448	—	5,448
3-month USD-LIBOR	2.9625%	2/1/2038	42,100	261	—	261
3-month USD-LIBOR	2.963%	2/1/2038	42,200	261	—	261
3-month USD-LIBOR	2.986%	2/1/2038	33,900	156	—	156
3-month USD-LIBOR	2.967%	2/2/2038	32,800	194	—	194
U.S. EFFR	2.4615%	3/15/2048	20,500	271	—	271
U.S. EFFR	2.485%	3/15/2048	20,000	167	—	167
U.S. EFFR	2.47%	3/27/2048	20,000	230	—	230
U.S. EFFR	2.40875%	4/13/2048	79,000	1,915	—	1,915
U.S. EFFR	2.625%	5/25/2048	82,000	(1,703)	—	(1,703)
American Funds Inflation Linked Bond Fund — Page 5 of 9

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 8/31/2018 (000)
U.S. EFFR	2.471%	6/29/2048	$53,007	$604	$—	$604
U.S. EFFR	2.52%	8/24/2048	22,300	23	—	23
					$—	$(8,412)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 8/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 8/31/2018 (000)
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$1,145,000	$(20,307)	$(20,404)	$97

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $64,989,000, which represented 1.38% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $121,612,000, which represented 2.58% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds Inflation Linked Bond Fund — Page 6 of 9

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $4,146,005,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $429,145,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $34,405,319,000 and $732,917,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
American Funds Inflation Linked Bond Fund — Page 7 of 9

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,330,504	$—	$4,330,504
Corporate bonds & notes	—	153,325	—	153,325
Bonds & notes of governments & government agencies outside the U.S.	—	126,311	—	126,311
Municipals	—	11,807	—	11,807
Asset-backed obligations	—	5,693	—	5,693
Short-term securities	—	52,184	—	52,184
Total	$—	$4,679,824	$—	$4,679,824

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,886	$—	$—	$2,886
Unrealized appreciation on open forward currency contracts	—	3,333	—	3,333
Unrealized appreciation on interest rate swaps	—	43,246	—	43,246
Unrealized appreciation on credit default swaps	—	97	—	97
Liabilities:
Unrealized depreciation on futures contracts	(874)	—	—	(874)
Unrealized depreciation on open forward currency contracts	—	(1,529)	—	(1,529)
Unrealized depreciation on interest rate swaps	—	(51,658)	—	(51,658)
Total	$2,012	$(6,511)	$—	$(4,499)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Inflation Linked Bond Fund — Page 8 of 9

unaudited
Key to abbreviations and symbols
AUD = Australian dollars
BA = Banker’s acceptances
BRL = Brazilian reais
CAD/C$ = Canadian dollars
COP = Colombian pesos
EFFR = Federal Funds Effective Rate
EONIA = Euro Overnight Index Average
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
Ref. = Refunding
Rev. = Revenue
SEK/SKr = Swedish kronor
STIBOR = Stockholm Interbank Offered Rate
TIIE = Equilibrium Interbank Interest Rate
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2018 Capital Group. All rights reserved.
MFGEFPX-060-1018O-S66141	American Funds Inflation Linked Bond Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: October 29, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: October 29, 2018